American Safety Razor acquisition (Tables)	12 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
At September 30, 2011, the allocation of the purchase price is as follows:

Cash	$33.9
Trade receivables, net	52.4
Inventories	45.8
Identifiable intangible assets	122.3
Goodwill	161.9
Other assets	51.9
Property, plant and equipment, net	117.1
Accounts payable and other liabilities	(101.2)
Income taxes payable	(60.5)
Pension/Other Postretirement Benefits	(122.6)
Net assets acquired	$301.0

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]	The purchased identifiable intangible assets are as follows:

	Total	Estimated Life
Customer Relationships	$94.4	20 years
Technology and patents	20.4	7 years
Tradenames / Brands	7.5	15 years
Total	$122.3